Property and equipment	12 Months Ended
Dec. 31, 2017
Property and equipment
Property and equipment

14.           Property and equipment

Property and equipment are mainly comprised of “aircraft and engines” and aircraft equipment.

“Aircraft and engines” refers to owned aircraft and capitalized heavy maintenance and structural checks related to owned aircraft.

During the year ended December 31, 2017, the Company entered into sale and leaseback transactions on owned aircraft and engines. The gain associated with the aircraft sale and leaseback transactions, net of selling expenses of R$75.4 (December 31, 2016 — R$51.9) was recognized in “Other operating expenses, net”. The non-cash impact of this transaction amounted to R$325.1, relating to the outstanding debt on the aircraft which was transferred to the buyer at the time of the sale.

During the year ended December 31, 2017 the loss associated with the sale and leaseback transactions which resulted in finance leases amounted to R$4.2 was recorded in “Other liabilities” and will be recognized in income over the lease term of 120 months average.

During the year ended December 31, 2016, the Company sold some of its owned aircraft and engines. The gain associated with the sale transactions of R$70.7, was recognized in “Other operating expenses, net”.

During the year ended December 31, 2016, the Company amended certain terms of aircraft lease agreements previously classified as operating leases that resulted in the classification of such agreements to finance leases. The financial statement impact was an increase of R$449.8 in “aircraft and engines” with a corresponding entry to “loans and financing”.

a)Breakdown

	December 31,
		2017		2016
	Cost	Accumulated depreciation	Net amount	Net amount
Leasehold improvements	117.9	(46.3)	71.6	67.4
Equipment and facilities	112.8	(67.0)	45.8	41.0
Vehicles	1.2	(0.8)	0.4	0.2
Furniture and fixtures	17.2	(8.7)	8.5	8.6
Aircraft equipment	908.7	(260.9)	647.8	547.7
Aircraft and engines	2,770.2	(413.2)	2,357.0	2,626.4
Advance payments for acquisition of aircrafts	148.9	—	148.9	100.4
Construction in progress	45.5	—	45.5	48.3

	4,122.4	(796.9)	3,325.5	3,440.0

b)Changes in property and equipment balances are as follows

	Cost
	December 31, 2016	Acquisitions	Disposals/ Write-offs	Transfers	December 31, 2017
Leasehold improvements	97.3	17.7	—	2.9	117.9
Equipment and facilities	95.2	17.8	(0.2)	—	112.8
Vehicles	2.6	0.3	(1.7)	—	1.2
Furniture and fixtures	15.7	1.5	—	—	17.2
Aircraft equipment	741.0	180.5	(18.0)	5.2	908.7
Aircraft and engines	3,016.9	352.0	(615.3)	16.6	2,770.2
Advance payments for acquisition of aircrafts	100.4	53.8	(5.3)	—	148.9
Construction in progress	48.3	21.9	—	(24.7)	45.5

	4,117.4	645.5	(640.5)	—	4,122.4

	Accumulated depreciation
	December 31, 2016	Depreciation for the year	Disposals/ Write-offs	Transfers	December 31, 2017
Leasehold improvements	(29.9)	(16.4)	—	—	(46.3)
Equipment and facilities	(54.2)	(12.9)	0.1	—	(67.0)
Vehicles	(2.4)	(0.1)	1.7	—	(0.8)
Furniture and fixtures	(7.1)	(1.6)	—	—	(8.7)
Aircraft equipment	(193.3)	(71.1)	3.5	—	(260.9)
Aircraft and engines	(390.5)	(160.4)	137.7	—	(413.2)

	(677.4)	(262.5)	143.0	—	(796.9)

For owned aircraft, we employ the deferral method that consists in the capitalization of heavy maintenance and structural checks cost. Under this method, the cost of major maintenance and structural checks is capitalized and amortized as a component of depreciation and amortization expense until the next major maintenance event. Heavy maintenance and structural checks on aircraft held under operating lease is expensed as incurred, and it is recorded in the “maintenance material and repair” line items.

The next major maintenance and structural check event is estimated based on the average maintenance costs and timing of the next scheduled maintenance event as suggested by the manufacturer and according to the fleet’s historical performance in the Company, and may change based on changes in aircraft utilization and changes in suggested manufacturer maintenance intervals. In addition, these assumptions can be affected by unplanned incidents that could damage a major component to the extent that would require a major maintenance event prior to a scheduled maintenance event.

Based on technical analysis and to reflect the Company’s current outlook for the use of its assets, the average useful life of certain engine major maintenance events was extended from five to six years. The change in useful life was calculated prospectively.

The amortization of deferred maintenance expenses over major maintenance expenditures and structural checks and the maintenance expenses incurred for the year ended December, 31, 2017 and 2016, both representing total maintenance expenses for the period, are presented as follows:

	December 31,
	2017	2016

Amortization of capitalized maintenance costs	(63.2)	(51.5)
Maintenance materials and repairs	(568.1)	(708.7)

	(631.3)	(760.2)

As of December 31, 2017, the Company performed an impairment analysis. No impairment of property and equipment was recognized as a result of such impairment analysis.